As filed with the Securities and Exchange Commission on October 17, 2002, 1940 Act Registration No. 811-9078, 1933 Act File No. 033-95102

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/
   Pre-Effective Amendment No.                                        / /
   Post-Effective Amendment No.                                       /8/
         and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                           /X/
   Amendment No.                                                      /9/
(Check appropriate box or boxes)

                           The Penn Street Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                        1288 Valley Forge Road, Suite 88
                                Valley Forge, Pa
                    (Address of Principal Executive Offices)

                                      19482
                                   (Zip Code)

                                 (610) 935-4511
              (Registrant's Telephone Number, Including Area Code)

                           The Penn Street Fund, Inc.
                          Mr. David D. Jones, Secretary
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                     (Name and Address of Agent for Service)

                     Please send copies of communications to
                              David R. Payne, Esq.
                                Stevens & Lee, PC
                         One Glenhardie Corporate Center
                               1275 Drummers Lane
                              Wayne, PA. 19087-0236

It is  proposed  that this filing will become  effective
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on _________ pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on _________ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on _________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended October 31, 2001, on January 25, 2002.

                                   PROSPECTUS

                           THE PENN STREET FUND, INC.

                           McGlinn Balanced Portfolio
                       Cumberland Taxable Income Portfolio
                       Baldwin Large Cap Growth Portfolio
                Penn Street Advisors Sector Rotational Portfolio

                             Dated October 17, 2002

     Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

McGlinn Balanced Portfolio
--------------------------
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance History
     Fees and Expenses
     Investment Objectives, Principal Investment Strategies and Related Risks

Cumberland Taxable Income Portfolio
-----------------------------------
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance History
     Fees and Expenses
     Investment Objectives, Principal Investment Strategies and Related Risks

Baldwin Large-Cap Growth Portfolio
----------------------------------
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance History
     Fees and Expenses
     Investment Objectives, Principal Investment Strategies and Related Risks

Penn Street Sector Rotational Portfolio
---------------------------------------
     Investment Objective
     Principal Investment Strategies
     Principal Investment Risks
     Past Performance History
     Fees and Expenses
     Investment Objectives, Principal Investment Strategies and Related Risks

WHO MANAGES THE PORTFOLIOS

HOW TO BUY AND SELL SHARES

DIVIDENDS AND DISTRIBUTIONS

TAX CONSIDERATIONS

GENERAL INFORMATION

FOR MORE INFORMATION

                           MCGLINN BALANCED PORTFOLIO
                           --------------------------

INVESTMENT OBJECTIVE AND GOALS
------------------------------

     This Portfolio's investment objective is to provide long-term capital growth with a moderate income return.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

         The Portfolio's investment philosophy is conservative and risk averse, built around the concept of capital preservation. The Portfolio's sub-advisor, McGlinn Capital Management, Inc., uses a flexible asset allocation approach that emphasizes the selection of securities that provide sufficient current return to reduce downside risk. Using this approach, the sub-advisor seeks to position the Portfolio to participate in advancing markets while avoiding significant loss of capital in declining markets. The Portfolio will typically be composed of 60% equities and 40% fixed income securities, but this allocation may change from time to time at the discretion of the sub-adviser. The equity investments normally will be in companies with a capitalization of over five billion dollars and will be selected using a value investing approach by purchasing equity securities that the sub-advisor believes are undervalued relative to other similar equities. Investments in fixed income securities will only be in debt instruments of United States companies with an average rated maturity of 5 to 7 years and rated in the top four grades according to a nationally recognized statistical rating organization such as Moody's Investors Services, Inc. or Standard & Poor's Ratings Group at the time of purchase.

PRINCIPAL INVESTMENT RISKS
--------------------------

     o The Portfolio is subject to risks associated with investing in stocks and bonds. The value of the Portfolio may go down, which means that you can lose money.

     o Equity Securities. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. Stock prices may decline over short or even extended periods of time.

     o Fixed Income Securities. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, as well as to changes in, or perceptions of, the creditworthiness of individual issuers. Generally, if interest rates increase, the prices of fixed income securities currently held will decrease.

     o Asset Allocation Risks. The Portfolio's investment success depends on the skill of McGlinn Capital Management in making asset allocation judgments, and in evaluating, selecting and monitoring the Portfolio's assets. If the sub-advisor's conclusions about economic conditions or individual securities are incorrect, the Portfolio may not perform as anticipated.

     o "Value" Investing Risk. The Portfolio's value-oriented investment approach to equity selection is also subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

PAST PERFORMANCE HISTORY
------------------------

     The following bar chart and table help show the risks of investing in the Portfolio by showing changes in the Portfolio's yearly performance over the lifetime of the Portfolio. They also compare the Portfolio's performance to the performance of the S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index during each period. You should be aware that the Portfolio's past performance before and after taxes may not be an indication of how the Portfolio will perform in the future.

ANNUAL CALENDAR YEAR RETURNS FOR PERIODS ENDING DECEMBER 31ST
================================================================================

[GRAPHIC OMITTED]

     1997 Return         7.17%

     1998 Return         6.45%

     1999 Return        13.51%

     2000 Return         4.73%

          -1.01%        2001 Return
================================================================================
BEST QUARTER 4TH QUARTER, 1998 15.37%%   WORST QUARTER 3RD QUARTER, 1998 -11.32%
================================================================================

The Portfolio's year to date cumulative return through the Quarter ended June 30, 2002 was -5.77%

**The S&P 500(R) Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Lehman Brothers Aggregate Bond Index is an unmanaged index measuring the relative performance of a basket containing a broad range of fixed incomes securities. Both indexes assume reinvestment of all dividends and distributions and do not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001 (1)
------------------------------------------------------------------------------------------------------
Portfolio Returns                                               One Year(2)   Five Year   Inception(3)
------------------------------------------------------------------------------------------------------
Before-Tax Return                                                  -1.01%        6.07%         7.06%
------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions                                  -1.58%        5.23%         6.04%
------------------------------------------------------------------------------------------------------
After-Tax Return on Distributions
and Sale of Fund Shares                                            -0.62%        4.50%         5.25%
------------------------------------------------------------------------------------------------------
S&P 500(R)Index (reflects no deduction
for fees, expenses or taxes)                                       -11.89%      10.69%        13.10%
------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (reflects
no deduction for fees, expenses or taxes)                            8.50%       7.37%         6.94%
------------------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads are commissions were included, returns would be lower.
(2) The 1 year return after taxes on distribution and sale of fund shares is higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3) The Fund commenced operations on November 10, 1995.

FEES AND EXPENSES
-----------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio. There are no sales charges or shareholder transaction expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------
(expenses that are deducted from Portfolio assets)

Management Fees                                      0.60%
Distribution (12b-1) Fees(1)                         0.25%
Other Expenses                                       1.92%
----------------------------------------------------------
Total Annual Operating Expenses(2)                   2.77%

(1) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2) For the Portfolio's fiscal year ended October 31, 2001, the sub-adviser and other service providers voluntarily agreed to waive fees and absorb expenses in order to maintain a net Total Annual Operating Expense ratio of 1.75%. The expense ratio shown in the example reflects expenses before such reimbursements. The sub-adviser and other service providers may cease such waivers and reimbursements at any time.

EXPENSE EXAMPLE
---------------

     THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE PORTFOLIO WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE PORTFOLIO FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE PORTFOLIO CONTINUES TO LIMIT THE NET ANNUAL OPERATING EXPENSES TO 1.75%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD
BE:

--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
        $178               $551                 $949               $2062
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
------------------------------------------------------------------------

     In attempting to meet its objective, the Portfolio will invest in a combination of equity, debt, and money market securities. Under normal conditions, the Portfolio will be invested approximately 60% in equities and 40% in fixed income securities. The investment mix may vary from time to time depending on the advisor's view of economic and market conditions. The sub-advisor utilizes a top down approach based on fundamental analysis, to provide a framework for its asset allocation and security selection decisions. This top down approach encompasses an overall analysis of the economy, the markets and the individual market sectors in an attempt to decide which sectors of the market will provide the best investment opportunity. Individual equities are then selected from within those sectors for inclusion in the portfolio.

     The sub-advisor will make asset allocation decisions by attempting to balance the potential for capital appreciation within the equity market with the ability to earn income in the more stable and less volatile fixed income market. In determining the appropriate balance, the sub-advisor will assess the changing nature of the business cycle, including the potential for corporate profitability and changing interest rates, the risk/opportunity inherent in the current valuation of the fixed income and equity markets and the changing political environment as it might impact one market versus the other. For example, improving corporate profitability and an undervalued equity market relative to the fixed income market, may indicate less risk and more opportunity for equity securities and consequently, an above normal allocation to equities versus fixed income securities.

     Equity Investments. The equity portion of the Portfolio will generally be invested in the stocks of U.S. companies with a minimum market capitalization of five billion dollars that the sub-advisor believes are undervalued and offer above average potential for capital appreciation. In general, undervalued equities will exhibit valuation parameters such as price/earnings, price/sales and price/book value ratios below normal for the particular security, as well as a long-term record of earnings, dividends and reasonable profitability. From time to time, the Portfolio will invest in securities that do not pay dividends. The Portfolio will invest primarily in common stocks of U.S. issuers, and may also purchase securities convertible into common stocks, or warrants or rights to purchase common stocks. The Portfolio may invest a small portion of its assets in foreign companies (less than 10%), and normally only invests in foreign companies with global operations whose shares are traded on U.S. exchanges or through depository receipts issued by U.S. banks.

     Fixed Income Investments. The fixed income portion of the Portfolio will normally be invested in U.S. Government securities and domestic corporate bonds. While the Portfolio is authorized to invest in short, intermediate, or long-term fixed income securities, the Portfolio primarily invests in intermediate-term issues, and the average weighted maturity of the Portfolio's fixed income investments is typically in the range of 5 to 7 years.

     The Portfolio generally invests in corporate bonds that have bond ratings in the top four grades according to a nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's
Ratings Group at the time of purchase. The securities in the fixed income portion of the Portfolio are expected to have an average rating of "A," which is the third highest rating by Moody's or S&P. The Portfolio may, however, invest a portion (not to exceed 20% of the fixed-income portion of the Portfolio) of its assets in bonds rated below investment grade, which are known as high yield securities (commonly called "junk bonds"). The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. The Portfolio normally intends to remain substantially fully invested in equity or fixed income securities. The Portfolio also has authority to invest up to 100% of its assets in such short-term money market instruments for temporary defensive purposes in response to extreme or adverse market, economic or other conditions. Under these circumstances, the Portfolio may be unable to pursue its investment objective and instead, will focus on preserving investors' capital.

     Although not a principal strategy, the Portfolio will also hold a portion of its assets in high quality money market instruments in order to satisfy redemption requests, or during times when excess cash is generated or when cash is held pending the purchase of suitable investments. Money market instruments include short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper, repurchase agreements or money market mutual funds.

                       CUMBERLAND TAXABLE INCOME PORTFOLIO
                       -----------------------------------

INVESTMENT OBJECTIVE AND GOALS
------------------------------

     The investment objective of this Portfolio is to maximize current income.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

     The Portfolio's sub-advisor attempts to minimize credit risk and maximize liquidity by generally confining investments in the Portfolio to US Treasury securities, federal agency securities, and taxable municipal bonds or debt investments rated in the top two categories by a rating agency such as Moody's Investors Service, Inc. or Standard and Poor's. There is no specific maturity range for the sub-advisor's debt selections to allow the sub-advisor to purchase the debt instruments offering the most attractive return in current market conditions. The sub-advisor may choose to invest in equity issues, usually preferred stock, of companies of varied market capitalization if they meet the credit risk and liquidity requirements of the sub-advisor.

     The sub-advisor uses a top-down investment style that employs a general economic overview to determine overall favorable sections of the economy supplemented by additional information from traditional Wall Street and general governmental economic data such as interest rate, unemployment and consumer price information.

PRINCIPAL INVESTMENT RISKS
--------------------------

     An investment in fixed rate securities is susceptible to changes in overall interest rates. Typically, when interest rates increase, the value of a currently held fixed income security will decrease. An overall increase in interest rates would normally cause currently held fixed income securities to lose value. Your overall after tax return on an investment in this Portfolio will fluctuate depending on the composition of this Portfolio and your particular tax situation. All of the income distributed from this Portfolio that is derived from an investment in U.S. Treasury securities will be taxed at the Federal level while depending on your state of residence it may not be taxed at the state level. Although this is an income oriented Portfolio, the buying and selling of securities in keeping with our investment philosophy may result in occasional taxable capital gains distributions.

     An investment in equity securities is subject to market, economic and business risks that will cause their prices to fluctuate over time. Stock prices may decline over short or even extended periods of time.

PAST PERFORMANCE HISTORY
------------------------

     The following bar chart and table help show the risks of investing in the Portfolio by showing changes in the Portfolio's yearly performance over the lifetime of the Portfolio. They also compare the Portfolio's performance to the performance of the Lehman Brothers Government/ Credit Index during each period. You should be aware that the Portfolio's past performance before and after taxes may not be an indication of how the Portfolio will perform in the future.

ANNUAL CALENDAR YEAR RETURNS FOR PERIODS ENDING DECEMBER 31ST
================================================================================

[GRAPHIC OMITTED]

     2001 Return         9.13%
================================================================================
BEST QUARTER 1ST  QUARTER, 2001 4.91%     WORST QUARTER 4TH QUARTER, 2001 -0.04%
================================================================================

The Fund's year to date cumulative return through the Quarter ended June 30, 2002 was 5.22%

** The Lehman Brothers Government/Credit Index is an unmanaged index measuring the performance of a basket of investment grade fixed income securities. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
-------------------------------------------------------------------------------------------
Fund Returns                                                     One Year(2)   Inception(3)
-------------------------------------------------------------------------------------------
Before-Tax Return                                                    9.13%          9.99%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions                                    7.86%          8.71%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of Fund Shares            5.56%          7.38%
-------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Index (reflects no deduction for
fees, expenses or taxes)                                             8.50%         11.21%
-------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads are commissions were included, returns would be lower.
(2) The 1 year return after taxes on distribution and sale of fund shares is higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3) The Fund commenced operations on August 30, 2000.

FEES AND EXPENSES
-----------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio. There are no sales charges or shareholder transaction expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------
(expenses that are deducted from Portfolio assets)

Management Fees                                      0.38%
Distribution (12b-1) Fees(1)                         0.25%
Other Expenses                                       1.73%
----------------------------------------------------------
Total Annual Operating Expenses(2)                   2.36%

(1) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2) For the Portfolio's fiscal year ended October 31, 2001, the sub-adviser and other service providers voluntarily agreed to waive fees and absorb expenses in order to maintain a net Total Annual Operating Expense ratio of 1.75%. The expense ratio shown in the example reflects expenses before such reimbursements. The sub-adviser and other service providers may cease such waivers and reimbursements at any time.

EXPENSE EXAMPLE
---------------

     The following example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio continues to limit net annual operating expenses to 1.75%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
        $178               $551                 $949               $2062
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES AND MORE INFORMATION ON THE PORTFOLIO
---------------------------------------------------------------------

     An investment in this Portfolio is best suited for an individual who wants to maximize income while limiting risk, as with all investments you can lose your money. Longer term interest trends are emphasized when investment strategies are developed. The sub-advisor uses proprietary quantitative economic and yield curve models to develop interest rate outlooks. These models allow the sub-advisor to analyze and project the possible effects of interest rate changes on the value of securities in the Portfolio and assist the sub-advisor in making decisions on changes to the Portfolio. The sub-advisor believes that a continuous and rigorous analysis of overall economic and market trends is essential to maximizing return. The sub-advisor to this Portfolio utilizes independent analytical services when necessary to enhance its decision making process. Security choices will depend on economic and interest rate expectations in the overall market. Additionally, the sub-advisor will purchase securities of differing maturities in response to indicators of a near term interest rate increase or decrease. Generally, securities with shorter duration and higher coupon rates will be sought if the advisor's research and analysis indicates a potential increase in interest rates.

                       BALDWIN LARGE CAP GROWTH PORTFOLIO
                       ----------------------------------

INVESTMENT OBJECTIVE
--------------------

     The investment objective of this Portfolio is to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

     The Portfolio primarily invests in the stocks of large capitalization (i.e. + $2.5 billion market capitalization) U.S. and foreign companies that the sub-advisor believes offer above average potential for capital appreciation.

PRINCIPAL INVESTMENT RISKS
--------------------------

     The Portfolio is subject to risks associated with investing in stocks. The value of the Portfolio may go down, which means that you can lose money. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. Further, foreign securities prices will be affected by changes in currency values and therefore are subjected to additional risk. The Portfolio invests in "growth" stocks. If the sub-advisor's determination of the growth potential of a stock is wrong, the Portfolio will be adversely affected. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.

PAST PERFORMANCE HISTORY
------------------------

     The following bar chart and table help show the risks of investing in this Portfolio by showing changes in the Portfolio's yearly performance over the lifetime of the Portfolio. They also compare the Portfolio's performance to the performance of the S&P 500 Index during each period. You should be aware that the Portfolio's past performance before and after taxes may not be an indication of how the Portfolio will perform in the future.

ANNUAL CALENDAR YEAR RETURNS FOR PERIODS ENDING DECEMBER 31ST
================================================================================

[GRAPHIC OMITTED]

          -13.42%       2001 Return
================================================================================
BEST QUARTER 4TH  QUARTER, 2001 7.06%   WORST QUARTER 3RD QUARTER, 2001 -15.48%
================================================================================

The Fund's year to date cumulative return through the Quarter ended June 30, 2002 was -14.07%

** The S&P 500(R) Index is a widely recognized, unmanaged index of the 500 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
-------------------------------------------------------------------------------------------
Fund Returns                                                     One Year(2)   Inception(3)
-------------------------------------------------------------------------------------------
Before-Tax Return                                                  -13.42%        -8.78%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions                                  -13.51%        -9.16%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of
Fund Shares                                                        -8.175%        -7.16%
-------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees,
expenses or taxes)                                                 -11.89         -22.29
-------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads are commissions were included, returns would be lower.
(2) The 1 year return after taxes on distribution and sale of fund shares is higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3) The Fund commenced operations on August 30, 2000.

FEES AND EXPENSES
-----------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio. There are no sales charges or shareholder transaction expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------
(expenses that are deducted from Portfolio assets)

Management Fees                                      0.60%
Distribution (12b-1) Fees(1)                         0.25%
Other Expenses                                       3.35%
----------------------------------------------------------
Total Annual Operating Expenses(2)                   4.20%

(1) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2) For the Portfolio's fiscal year ended October 31, 2001, the sub-adviser and other service providers voluntarily agreed to waive fees and absorb expenses in order to maintain a net Total Annual Operating Expense ratio of 1.75%. The expense ratio shown in the example reflects expenses before such reimbursements. The sub-adviser and other service providers may cease such waivers and reimbursements at any time.

EXPENSE EXAMPLE
---------------

     The following example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio continues to limit net annual operating expenses to 1.75%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
        $178               $551                 $949               $2062
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
------------------------------------------------------------------------

     The Baldwin investment philosophy is conservative, but not risk averse. Baldwin believes in taking appropriate risks in order to achieve client objectives. The portfolio's advisor, Baldwin Investment Management, LLC., uses a rigorous asset selection methodology that emphasizes the selection of securities to position the Portfolio to participate in advancing markets while avoiding significant loss of capital in declining markets.

     In attempting to meet its objective, the Portfolio will invest in large capitalization (i.e. $2.5 billion +) domestic and international equities of developed countries (as represented by American Depository Receipts - i.e. ADRs) and U.S. money market securities. Under normal conditions, the portfolio will be invested approximately 95% in equities and 5% in money market securities. The advisor utilizes a top down approach based on quantitative, fundamental and technical analyses, to provide a framework for its security selection decisions.

                PENN STREET ADVISORS SECTOR ROTATIONAL PORTFOLIO
                ------------------------------------------------

INVESTMENT OBJECTIVE
--------------------

     The investment objective of this Portfolio is to provide long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

     In attempting to meet its objective, the Portfolio will only invest in equity securities.

     The sub-advisor will select equities for the Portfolio by analyzing the various groupings of equities or sectors in the marketplace such as the energy, financial, utilities, healthcare or consumer sectors and then select its equities from within specifically identified growth sectors. There is no minimum or maximum number of sectors or equities within a sector that are required to be maintained within the Portfolio. The Portfolio may invest in as few as one sector or as many as ten sectors as required by its investment model. The equities selected can be of any size total market capitalization.

     The sub-advisor will make its equity selections in different sectors of the market based on the nature of the changing business cycle and market sector momentum and traditional value criteria such as price to earnings, price to books and earnings to price ratios. This Portfolio will not be diversified due to its objective of concentrating its investments in specific sectors of the market experiencing the most potential for growth. This will result in the Portfolio shifting its emphasis among a varying number of sectors at any given time.

PRINCIPAL INVESTMENT RISKS
--------------------------

     This Portfolio will not seek diversification among sectors of the market, therefore the Portfolio may experience a high degree of volatility. Additionally, within each sector, investment in the securities of companies within that sector could be limited. This could add an additional element of non-diversification and could effect the volatility of the Portfolio. This
Portfolio could be subject to significant losses if, due to changing market conditions, the Portfolio must rapidly shift the individual sector focus. There may also be a significant effect on the amount of capital gains incurred if a Portfolio turnover is required due to a rapid shift in sectors. This Portfolio is subject to the dual risk of attempting to select the appropriate sectors and the appropriate equities within a sector.

PAST PERFORMANCE HISTORY
------------------------

     The following bar chart and table help show the risks of investing in this Portfolio by showing changes in the Portfolio's yearly performance over the lifetime of the Portfolio. They also compare the Portfolio's performance to the performance of the Russell 1000 Index during each period. You should be aware that the Portfolio's past performance before and after taxes may not be an indication of how the Portfolio will perform in the future.

ANNUAL CALENDAR YEAR RETURNS FOR PERIODS ENDING DECEMBER 31ST
================================================================================

[GRAPHIC OMITTED]

          --8.20%       2001 Return
================================================================================
BEST QUARTER 4TH  QUARTER, 2001 6.80%    WORST QUARTER 3RD QUARTER, 2001 -11.45%
================================================================================

The Fund's year to date cumulative return through the Quarter ended June 30, 2002 was 4.42%

** The Russell 1000 Index is a widely recognized, unmanaged index of the 1000 largest capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001 (1)
-------------------------------------------------------------------------------------------
Fund Returns                                                     One Year(2)   Inception(3)
-------------------------------------------------------------------------------------------
Before-Tax Return                                                  -8.20%         -4.09%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions                                  -8.20%         -4.09%
-------------------------------------------------------------------------------------------
After-Tax Return on Distributions and Sale of
Fund Shares                                                        -4.99%         -3.27%
-------------------------------------------------------------------------------------------
Russell 1000 Index (reflects no deduction for
fees, expenses or taxes)                                           -12.45%        -23.35%
-------------------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads are commissions were included, returns would be lower.
(2) The 1 year return after taxes on distribution and sale of fund shares is higher than the 1 year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced operations on August 30, 2000.

FEES AND EXPENSES
-----------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of this Portfolio. There are no sales charges or shareholder transaction expenses.

ANNUAL PORTFOLIO OPERATING EXPENSES
-----------------------------------
(expenses that are deducted from Portfolio assets)

Management Fees                                      0.60%
Distribution (12b-1) Fees(1)                         0.25%
Other Expenses                                       1.71%
----------------------------------------------------------
Total Annual Operating Expenses(2)                   2.34%

(1) The Company's Board of Director's has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each Portfolio. Because 12b-1 fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(2) For the Portfolio's fiscal year ended October 31, 2001, the sub-adviser and other service providers voluntarily agreed to waive fees and absorb expenses in order to maintain a net Total Annual Operating Expense ratio of 1.75%. The expense ratio shown in the example reflects expenses before such reimbursements. The sub-adviser and other service providers may cease such waivers and reimbursements at any time.

EXPENSE EXAMPLE
---------------

     The following example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio continues to limit net annual operating expenses to 1.75%. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
      ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
--------------------------------------------------------------------------------
        $178               $551                 $949               $2062
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
------------------------------------------------------------------------

     The Penn Street Advisors Sector Rotational Portfolio investment philosophy is aggressive and assumes a higher risk in an attempt to maximize return. This Portfolio emphasizes the selection of securities considered undervalued by an analysis of the traditional financial ratios in each sector of the market selected for emphasis by the portfolio advisor. This Portfolio concentrates first on determining the sectors of the market with the greatest growth potential and secondly on the selection of securities in each sector based on capitalization, earnings and dividend growth.

     This Portfolio is subject to the risks summarized below.

     -    It is possible to lose money by investing in a Portfolio.

     - A Portfolio share price will fluctuate in response to changes in the market value of the Portfolio's investments. Market value changes results on business developments affecting an issuer as well as general market and economic conditions.

     - A value oriented investment approach is subject to the risk that a security believe to be undervalued does not appreciate in value as anticipated.

     - the performance of a Portfolio will depend on whether or not the advisor is successful in pursuing an investment strategy.

WHO MANAGES THE PORTFOLIOS

THE INVESTMENT ADVISOR
----------------------

Citco-Quaker Fund Advisors, Inc. ("CQFA") serves as Investment Advisor to the Portfolios under a written agreement with the Penn Street Fund, Inc. (the "Company"). The shareholders of each Portfolio have approved the agreement. CQFA is a Delaware corporation doing business and registered with the Securities and Exchange Commission ("SEC") as an investment Advisor.

CQFA's address is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. CQFA is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc. ("CQFS"), a Delaware corporation registered with the SEC as a transfer agent. CQFS also serves as transfer agent, administrator and fund accountant to each Portfolio of the Company under a written agreement for such services.

David D. Jones is President of CQFA and is responsible for the day-to-day activities of CQFA. Mr. Jones has been an investment professional for more than 20 years. Prior to joining Citco-Quaker, Mr. Jones had a private law firm that specialized in mutual fund law. He has also been a commercial litigator, mutual fund portfolio manager, and fixed income securities trader. Mr. Jones is a director of the Company. This position, along with his positions as President of both CQFA and CQFS, results in his being considered an "affiliated person" of the Portfolios under federal law.

CQFA is responsible for the overall investment operations of each Portfolio; it provides or arranges to provide day-to-day investment advisory services to the Portfolios and is primarily responsible to the Board for the conduct of the Portfolios' investment activities. CQFA will prepare quarterly reports to the Board concerning the investment activities of the Portfolios (or more frequently if the Board requires). CQFA is responsible for ensuring that each Portfolio is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

     G. Michael Mara, Jr. - Managing Director at Millennium Bank, President of Valley Forge Capital Advisors, provides consulting services to CQFA for the management of the Sector Rotational Portfolio. Mr. Mara has served as the portfolio manager for the Sector Rotational Portfolio since the Portfolio's inception. Mr. Mara has 15 years experience in the financial services industry with various financial services firms including Vanguard as a principal at Vanguards Asset Management and Trust Group and Merrill Lynch Senior Vice President of Merrill Lynch Trust Company. Mr. Mara holds an MBA from the American University in Washington, D.C. and a bachelors degree from Emerson

College in Boston. Mr. Mara is a member of the Chester County and Philadelphia Estate Planning Councils, the Pennsylvania Bankers Association, the Investment Company Institute, and the Pennsylvania Association of Business Economics.

CQFA is authorized to engage persons, subject to Board and shareholder approval, to serve the Company's Portfolios as Sub-Advisors. These Sub-Advisors provide day-to-day investment advice and choose the securities in which the Portfolios will invest. The Sub-Advisors report directly to CQFA, and CQFA will be responsible to report to the Board for any errors or omissions made by a Sub-Advisor. For its services to each Portfolio, CQFA receives an annual fee of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Portfolio. The fees charged by a Portfolio's sub-advisor are paid by CQFA out of the fee its receives from the Portfolio.

THE SUB-ADVISORS
----------------

FOR THE MCGLINN PORTFOLIO
-------------------------

     McGlinn Capital Management, Inc. 850 North Wyomissing Blvd., P.O. Box 6158 Wyomissing, PA 19610-0158 is the investment advisor for the McGlinn Balanced Portfolio. McGlinn Capital Management provides the Portfolio with a continuous investment program and trading department, and selects brokers and dealers to effect securities transactions. Portfolio securities transactions are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares.

     McGlinn Capital Management was established in 1971 and currently manages approximately $4 billion in assets for clients such as corporate pension, profit-sharing and 401(k) accounts, multi-employer (union) pension funds, endowment funds, and accounts for foundations, religious organizations and substantial individual investors. CQFA pays McGlinn Capital Management a monthly advisory fee at the annual rate of 0.60% of the average daily net assets of the Portfolio.

     The management team responsible for managing the assets of the Portfolio, along with their positions at McGlinn Capital Management, are as follows:

     Michael J. McGlinn, Chairman and CEO. Mr. McGlinn earned his undergraduate business degree from the University of Notre Dame, and his MBA from the New York University Graduate School of Business Administration. Prior to joining the McGlinn Capital Management team in 1980, he was employed by Ernst & Whinney as a Senior Accountant and CPA.

     Jackson D. Breaks, II, President. Mr. Breaks holds a BA in English and an MA in English/Philosophy from Purdue University. Before joining the team in March, 1990, he was a Senior Account Executive at Merrill Lynch Capital Markets for seven years. He specialized in bond arbitrage, making regular presentations and publishing numerous articles in this area. Prior to his association with Merrill Lynch, he was employed at First Boston Corporation for 12 years as the co- manager of the Government Securities Department.

     Timothy J. Timura, CFA, Executive Vice President and Chief Investment Officer. Mr. Timura, earned his BA in Liberal Arts/Economics at Dickinson College and his MBA in Finance from the University of Wisconsin. Tim has served as Senior Manager of Equities for the $35 billion State Teachers Retirement System of Ohio. He has also held various portfolio management positions with Federated Investors, Inc., Pilgrim Baxter & Associates, and Invista Capital Management before joining McGlinn.

FOR THE CUMBERLAND PORTFOLIO
----------------------------

     The Portfolio is managed by a team from Cumberland Advisors Inc., a personal service, money management firm headquartered in New Jersey with clients in 26 states and in several foreign countries. It was originally founded by Sheldon Goldberg and David Kotok in 1973. As a result of a merger in early 1998, Cumberland is now an independently incorporated subsidiary of Ryan Beck and Co. On July 1, 1998, Ryan Beck and Co. LLC became a part of BankAtlantic Bancorp, the largest independent banking organization headquartered in Florida. The members of the Cumberland team are as follows:

     David R Kotok is President and Chief Investment Officer of Cumberland Advisors, Inc. Mr. Kotok is a Wharton School graduate, who co-founded the firm in 1973. His articles and economic analyses have appeared in such general publications as The New York Times and The Wall Street Journal and financial publications like the Journal of Accountancy, The Bond Buyer, and The Wall Street Transcript. Mr. Kotok is a Commissioner of the Delaware River Port Authority and has served as a board member of the New Jersey Economic Development Authority and as Chairman of The NJ Casino Reinvestment Development Authority. He also served on the Treasury Transition Teams for New Jersey Governors Kean and Whitman. Active in community affairs, Kotok co-chaired the Liberty Park Monument Committee and served on the Executive Committee of the National Conference on Soviet Jewry. He is a past Co-Chair of the New Jersey-Israel Commission and has held various leadership positions with the United Jewish Appeal, the American-Israel Public Affairs Committee, and other communal organizations.

     John R. Mousseau, CFA , is Vice President and Portfolio Manager of Cumberland Advisors having joined the firm in 2000. From 1993 to 2000 he was Portfolio Manager and Director of Municipal Bond Investments for Lord Abbett & Company. Prior to that he served as First Vice President and Director of Municipal Portfolio Analysis for Shearson Lehman Brothers and a predecessor firm, E.F. Hutton, from 1981 to 1993. Mr. Mousseau holds an AB degree in Economics from Georgetown University and an M.A. degree in Economics from Brown University. A holder of the Chartered Financial Analyst designation, he is a member of the New York Society of Securities Analysts where he serves on the Society's High Net Worth Investor's Committee. In addition, he serves as an instructor at the New York Institute of Finance.

     Sheldon E. Goldberg is a founding partner, Portfolio Manager and Consultant of Cumberland Advisors, Inc. He is also President of Cumberland Brokerage Corporation. Mr. Goldberg graduated from Rowan University (Glassboro State). Prior to establishing Cumberland Advisors in 1973, Mr. Goldberg was a Vice President of Bache and Co., predecessor of Prudential Securities, having managed offices in New Jersey, Pennsylvania, and New York City. Mr. Goldberg is Chairman of Matterhorn Asset Management Co. and served on the Advisory Board of the Small Funds Committee of the No-Load Mutual Fund Association. He is a member of the Executive Committee of the First Republic Bank Board of Directors, a Philadelphia banking institution. Goldberg is also Chairman of National CD Sales Corporation, a jumbo certificate of deposit sales company.

     Joel L. Naroff became associated with Cumberland Advisors in August, 2000. He is the founder of Naroff Economic Advisors, a strategic economic consulting firm. Joel worked in the banking industry for fourteen years as Chief Bank Economist at First Union Corp., Chief Economist at First Fidelity Bancorp and Director of Regional Economic Research at Fidelity Bank prior to coming to Cumberland Advisors. He has been involved with asset/liability, portfolio management as well as strategic planning. He has assisted numerous states, local governments and school boards on financial and economic development issues. Joel received his Ph.D. in economics from Brown University. He is a member of the Board of Directors of the Pennsylvania Economy League, is past

Chair of the American Bankers Association's Economic Advisory Committee and is past President of the Philadelphia Council of Business Economists.

     Matthew L. Forester is a Research Associate and Portfolio Manager for Cumberland. Mr. Forester graduated from the Wharton School of Finance at the University of Pennsylvania with a degree in finance and political science. Mr. Forester joined Cumberland Advisors in 1989.

     CQFA pays Cumberland a monthly advisory fee at the annual rate of 0.38% of the average daily net assets of the Portfolio

FOR THE BALDWIN PORTFOLIO
-------------------------

     Baldwin Investment Management, 100 Four Falls Corporate Center, Suite 202, West Conshohocken, Pennsylvania 19428), is a private and independently owned firm created to serve families, foundations and non-profit institutions as investment advisors, family office specialists, and insurance counselors. The following members of Baldwin Investment Management advise the Portfolio:

     David Buten, Managing Director, is a Portfolio Manager and Director of Marketing of Baldwin Investment Management. David came to Baldwin from Prudential Securities, where he was a 1st Vice President and a Prudential Securities Portfolio Manager from 1992 to 1999. He is a graduate of the Wharton School of the University of Pennsylvania and has been in the investment business except for a twelve year period as the director of a museum specializing in Wedgwood Ceramics.

     Peter H. Havens, Chairman, founded Baldwin Management, LLC in 1999 after serving as a member of the Board of Directors and Executive Vice President of The Bryn Mawr Trust Company since 1995. Previously he organized and operated the family office of Kewanee Enterprises. Peter received his B. A. from Harvard College and his M. B. A. from Columbia Business School.

     Susan Berry Kohlhas, Managing Director, is Director of Research and a Portfolio Manager of Baldwin Investment Management. She came to Baldwin in 1999 from Investment Counselors of Bryn Mawr where she held similar positions. She has 18 years of experience in the financial services industry since 1996. Susan attended The College of William and Mary and the University of Delaware, earning a B.A. in Economics and History, Summa Cum Laude and Phi Beta Kappa.

     Cathy Berry Sutton, Managing Director, is a Portfolio Manager of Baldwin Investment Management since 1999. With fourteen years of experience in the financial world, she joined Baldwin from Prudential Securities where she was a Vice President since 1988. Cathy received her B.A. from Davis & Elkins College. She is a member of IMCA.

CQFA pays Baldwin a monthly advisory fee at the annual rate of 0.60% of the average daily net assets of the Portfolio

HOW TO BUY AND SELL SHARES
--------------------------

PRICING OF SHARES
-----------------

The price you pay for a share of any Portfolio, and the price you receive upon selling or redeeming a share of that Portfolio, is based upon the Portfolio's net asset value ("NAV"). The NAV is calculated by taking the total value of the Portfolio's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value =   Total Net Assets - Liabilities
                    ------------------------------
                    Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the Exchange is open. All purchases, redemptions or reinvestments of Portfolio shares will be priced at the next NAV calculated after your order is received in proper form by the Portfolio's transfer agent, Citco-Quaker Fund Services, Inc. ("CQFS" or the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Portfolio's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the sub-advisor, subject to the review and oversight of the Portfolio's Board of Directors. The Portfolio may use independent pricing services to determine market value.

INVESTING IN THE PORTFOLIOS
---------------------------

The Portfolios offer No-load Shares, which are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Portfolio of your choice.

DISTRIBUTION FEES
-----------------

The Penn Street Fund, Inc. (the "Company") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), for the Portfolios. The Distribution Plans provide for fees to be deducted from the average net assets of the Portfolios in order to compensate the Underwriter or others for expenses relating to the promotion and sale of shares of the Portfolios.

Under the Distribution Plans, shares of the Portfolios compensate the Underwriter and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), of the various Portfolio's average daily net assets.

The Distribution Plans provide that the Portfolios may finance activities which are primarily intended to result in the sale of the Portfolios' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Company's Board of Directors and may be renewed only by majority vote of the shareholders of the Portfolios' shares or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Directors of the Company, as that term is defined in the 1940 Act.

MINIMUM INVESTMENTS
-------------------

Your purchase of Portfolio shares is subject to the following minimum investment amounts:

                      MINIMUM
TYPE OF               INVESTMENT                    SUBSEQUENT
ACCOUNT               TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR               $2,000                        $100
IRAs                  $1,000                        $100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                      MINIMUM
TYPE OF               INVESTMENT                    SUBSEQUENT
ACCOUNT               TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR               $2,000                        $100
IRAs                  $1,000                        $100
--------------------------------------------------------------------------------

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons. If a check does not clear your bank, or the Portfolio is unable to debit your predesignated bank account on the day of purchase, each Portfolio reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. Each Portfolio (or its agent) has the authority to redeem shares in your account(s) from the Portfolio to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Portfolio.

If you invest through a brokerage firm or other financial institution, their policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investment amounts or limitations on buying or selling shares. Consult your financial advisor if you have any questions about their policies and procedures. If you purchase shares through a brokerage firm or other financial institution, it is responsible for transmitting your order in a timely manner.

Your investment in the Portfolio(s) should be intended to serve as a long-term investment vehicle. The Portfolios are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. Each Portfolio reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Portfolio, which includes investors with a history of excessive trading. Each Portfolio also reserves the right to stop offering shares at any time.

OPENING AND ADDING TO YOUR ACCOUNT
----------------------------------

You can invest in the Portfolio(s) by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Portfolio(s) through an automatic payment plan. Any questions you may have can be answered by calling the Portfolios, toll free, at 1-866-207-5175.

PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS
--------------------------------------------------

You may purchase shares of the Portfolios through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Portfolio shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Portfolio. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL
-------------------------

To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the Portfolio of your choice, and mail the form and check to:

                           The Penn Street Fund, Inc.
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at your Portfolio's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER
----------------------------------

To make an initial purchase of shares by wire transfer, take the following steps:

1.   Call 1-866-207-5175 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                         Atlantic Central Banker's Bank
                                 ABA # 031301752
                          Millennium Bank A/C # 220232
                      F/C Citco-Quaker Fund Services, Inc.
                                  A/C 100061043

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Portfolio account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Portfolio shares by wire, you must complete and file an Account Application form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

AUTOMATIC INVESTMENT PLAN
-------------------------

You may purchase shares of the Portfolios through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Portfolios. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Portfolios may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Transfer Agent at 1-866-207-5175.

TELEPHONE PURCHASES
-------------------

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Portfolio shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Portfolios will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Portfolio and/or the Transfer Agent has failed to follow procedures reasonably designed to prevent losses. However, if the Portfolio and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION
----------------------------------

Each Portfolio reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Portfolio, for any payment check returned to the custodian for insufficient funds.

If you place an order for Portfolio shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

HOW TO SELL (REDEEM) YOUR SHARES
--------------------------------

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
-------

Redemption requests should be mailed via U.S. mail to:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight courier service to:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Portfolio's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

1.   Your account number;
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
3. The signatures of all account owners exactly as they are registered on the account;
4.   Any required signature guarantees; and
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

SIGNATURE GUARANTEES
--------------------

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

     (i)   if you change the ownership on your account;

     (ii) when you want the redemption proceeds sent to a different address than is registered on the account;

     (iii) if the proceeds are to be made payable to someone other than the account's owner(s);

     (iv)  any redemption transmitted by federal wire transfer to your bank; and

     (v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Portfolio shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Portfolio from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

BY TELEPHONE
------------

You may redeem your shares by calling the Transfer Agent at 1-866-207-5175 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Portfolio may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

BY WIRE
-------

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

REDEMPTION AT THE OPTION OF A PORTFOLIO
---------------------------------------

If the value of the shares in your account falls to less than $2,000, the Portfolio may notify you that, unless your account is increased to an amount exceeding the minimum, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Portfolios reserve this right because of the expense to the Portfolios of maintaining very small accounts.

EXCHANGE FEATURE
----------------

You may exchange your shares of any Portfolio for shares of any other Penn Street Portfolio. An exchange involves the simultaneous redemption of shares of one Portfolio and purchase of shares of another Portfolio at each Portfolio's respective closing NAV next determined after a request for exchange has been received and is a taxable transaction. You may direct the Company to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Portfolio(s) to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Company to be an abusive practice that is not in the best interests of current shareholders of the Portfolio(s). Such a pattern may, at the discretion of the Company, be limited by that Portfolio's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Company will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Portfolios or its other shareholders. The Board of Directors of the Company reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Portfolio to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Portfolios have the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or is available by calling the Transfer Agent. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Portfolios. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Company upon sixty days written notice or by a shareholder upon written notice to the Portfolios. Applications and further details may be obtained by calling the Company at 1-866-207-5175 or by writing to the Transfer Agent.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

Dividends paid by each Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. Each Portfolio's net investment income is made up of dividends received from the securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it sells a security for more than it paid for it. The Portfolios generally make distributions of net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Portfolio(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS
------------------

Each Portfolio intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Portfolio must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Portfolios intend to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Portfolios unless the shareholder has requested in writing to have them paid by check.

     Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Portfolio have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Portfolio.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Portfolio(s) may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments  may also be  subject  to  backup  withholding  if you fail to  certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Portfolio during the following January.

Distributions by the Portfolios will result in a reduction in the fair market value of the Portfolios' shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Portfolio just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax Advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Portfolio.

GENERAL INFORMATION
-------------------

The Portfolios will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Portfolios may describe general economic and market conditions affecting the Portfolios and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Portfolios may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of Maryland under which the Company is organized, and the Company's Articles of Incorporation and by-laws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Company will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under
Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Company and our privacy policy has been designed to support this objective. The Portfolios may collect non-public personal information from you in the following ways:

     1. From information provided by you on applications or other forms submitted to the Portfolio or to the Transfer Agent; and

     2.   From information arising from your investment in the Portfolio.

The Company utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, each Portfolio authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Company does not disclose any  non-public  personal  information  about you, except as permitted or required by law. For example, the Company has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and a Portfolio may disclose information about you or information that you have provided to the Portfolio to the Adviser in connection with the Adviser's responsibilities to the Portfolio.

The Board of Directors of the Company has approved a Code of Ethics (the "Code") for the Portfolios, Investment Advisor, Sub-Advisor, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Portfolios, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Portfolio. The Board is responsible for overseeing the implementation of the Codes. The Company has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                              FOR MORE INFORMATION

Additional information about the Portfolios is available in the Company's Statement of Additional Information (SAI), dated October 17, 2002, audited Annual Financial Statement, dated October 31, 2001, and unaudited Semi-Annual Financial Statements, dated April 30, 2002. The SAI contains more detailed information on all aspects of the Portfolios. The SAI, Annual Report and
Semi-Annual Report has each been filed with the SEC and is incorporated by reference into this prospectus. The Annual Report contains management discussions of the Portfolios' performances for the prior fiscal year, and the semi-annual report contains relevant financial information for the period.

To receive information concerning the Portfolios, or to request a copy of the SAI, Annual Report, Semi-Annual Report or other documents relating to the Portfolios, please contact the Company at:

                           The Penn Street Funds, Inc.
                    c/o CITCO-Quaker Portfolio Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                                 1-866-207-5175

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Portfolios (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolio is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                The Company's Investment Company Act File No. is:
                                    811-09078

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE PENN STREET FUND, INC.
                         The McGlinn Balanced Portfolio
                     The Cumberland Taxable Income Portfolio
                     The Baldwin Large Cap Growth Portfolio
              The Penn Street Advisors Sector Rotational Portfolio

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for The Penn Street Fund, Inc. (the "Company"). The audited financial statements of the Company for its fiscal year ended October 31, 2001 and unaudited semi-annual report, dated April 30, 2002, are incorporated herein by reference. The Prospectus, Annual Report and Semi-Annual Report are available without charge from the Transfer Agent. Call 1-866-207-5175 to request a copy of any of these documents. Your requested document(s) will be sent to you within three days of your request.

     The date of this Statement of Additional Information, and the prospectus to which it relates, is October 7, 2002.

TABLE OF CONTENTS

General Information
Investment Objectives and Policies
Fundamental Policies - All Portfolios
Operating Policies - All Portfolios
Fixed Income Securities - Cumberland Taxable Income Portfolio
Fixed Income Securities - McGlinn Balanced Portfolio
Options - All Portfolios
Futures Contracts - All Portfolios
Lending Portfolio Securities - All Portfolios
Repurchase Agreements - All Portfolios
Foreign Currency Transactions - All Portfolios
Investment Performance
Management of the Fund
Investment Management Services
Sale of Fund Shares
Distribution
Tax Status
Principal Shareholders

GENERAL INFORMATION
-------------------

     The Company is an open-end, diversified management investment company that was organized as a corporation in the State of Maryland on July 6, 1995, but did not issue any shares until November 8, 1995. The Company is currently authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue such shares in multiple series and classes. The Company currently issues shares in three diversified series and one non-diversified series (Portfolios): the McGlinn Balanced Portfolio, the Cumberland Taxable Income Portfolio, the Baldwin Large Cap Growth Portfolio and the Penn Street Advisors Sector Rotational Portfolio (individually a "Portfolio" and collectively the "Portfolios"). Each series represents interests in a separate portfolio of securities, and all shares of a series have identical voting powers, preferences, restrictions and other terms. The Company is registered under the Investment Company Act of 1940. Until January 14, 1998, the name of the Company was S.I.S. Mercator Fund, Inc.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------

     The following information supplements the discussion of each Portfolios' investment objectives, strategies and risks. The "Fundamental Policies" of the Portfolios are described below and may not be changed without the approval of the lesser of: a vote of the holders of a majority of the outstanding shares of the Portfolio or, 67% of the shares represented at a meeting of shareholders of the Portfolio at which the holders of at least 50% or of the shares are represented.

FUNDAMENTAL POLICIES - ALL PORTFOLIOS
-------------------------------------

     As a matter of fundamental policy, each Portfolio will not:

(1) borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, including redemption of its shares, and then only in amounts not exceeding 33 1/3% of its total assets, valued at market. The Portfolios also may acquire futures contracts and options thereon as set forth in (2) below;

(2) purchase or sell commodities or commodity contracts; except that the Portfolios may (i) enter into financial (including currency) futures contracts and options thereon on an initial and variation margin basis;

(3) purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

(4) make loans, although a Portfolio may enter into repurchase agreements and lend its portfolio securities;

(5) as to 75% of its total assets, purchase the securities of an issuer if as a result: (a) more than 5% of the value of the Portfolio's assets would be invested in the securities of that issuer or (b) it would own more than 10% of the voting securities of that issuer;*

(6) purchase or sell real estate although it may purchase securities secured by real estate or representing interests therein;

(7) issue senior securities;

(8) underwrite securities issued by other persons, except to the extent that a Portfolio or the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1993 in connection with the purchase and sale of securities in the ordinary course of pursuing its investment program.

*    Not applicable to the Penn Street Advisors Sector Rotational Portfolio.

OPERATING POLICIES - ALL PORTFOLIOS
-----------------------------------

     The following operating policies have been established by the Board of Directors. A Portfolio will not:

(1)  invest in companies for the purpose of exercising management or control;

(2) purchase a security if, as a result of such purchase, more than 15% of the value of the Portfolio's net assets would be invested in illiquid securities, including repurchase agreements which do not provide for payment within seven days;

(3) purchase securities of any investment company, except in compliance with the Investment Company Act of 1940; or

(4)  sell securities short.

     Operating policies are established, and may be changed, by the Board of Directors without approval of shareholders.

ADDITIONAL INVESTMENT POLICIES
------------------------------

FIXED INCOME SECURITIES - CUMBERLAND TAXABLE INCOME PORTFOLIO
-------------------------------------------------------------

     The Cumberland Taxable Income Portfolio may invest in fixed-income securities of the types described below, having intermediate and long maturities. Ratings are determined at the time of purchase and the Portfolio is not obligated to sell securities in the event of a subsequent rating reduction.

     The Portfolio may invest in debt securities issued by the U.S. Treasury, including bills, notes and bonds, U.S. Government Agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, debt securities issued by foreign governments and supranational organizations, such as the European Coal and Steel Community, the European Economic Community and the World Bank rated at least AA by S&P or a comparable rating by Moody's. In addition, the Portfolio may invest in U.S. and foreign corporate debt securities, including banks (e.g., bonds and debentures) which are rated at least Baa by Moody's or BBB by S&P or, if unrated, when the advisor determines that they are of comparable quality to similar issues of the same issuer rated at least BBB or Baa. However, the Fund will not invest more than 10% of its assets below a Baa rating. The Portfolio may also invest in debt securities issued, or guaranteed, by governments if they are rated at least Ba by Moody's or BB by S&P and the Advisor considers the risk/return to be acceptable. Debt securities rated Ba or BB may have some speculative characteristics.

                             FIXED INCOME SECURITIES
                           MCGLINN BALANCED PORTFOLIO

     The McGlinn Balanced Portfolio may invest in short, intermediate, or long-term fixed-income securities. The Portfolio primarily invests in intermediate-term issues with an average weighted maturity in the range of 5 to 7 years. A fixed-income security typically has a fixed payment schedule which obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

     Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The ability of the Portfolio to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due.

     Fixed-income securities in which the Portfolio may invest include, but are not limited to: U.S. Government obligations, including bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. The Portfolio may also invest in U.S. Government agency securities issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority.

     The Portfolio generally invests in corporate bonds that have bond ratings in the top four investment grades. These grades are Aaa, Aa, A and Baa (in Moody's ratings) and AAA, AA, A and BBB (in S&P's ratings). The securities in the fixed-income portion of the Portfolio are expected to have an average rating of "A," which is the third highest rating by Moody's or S&P. The Portfolio will not purchase more than 20% of its fixed-income securities in an investment grade below a Baa (in Moody) or a BB (in S&P) rating. A debt security may cease to be rated, or its rating may be reduced, but the Portfolio will not be required to sell a security if its rating is reduced subsequent to the Portfolio's purchase.

     The Portfolio may invest a portion (not to exceed 20% of the fixed-income portion of the Portfolio) of its assets in bonds rated below investment grade, which are known as high-yield securities (commonly called "junk bonds"). The Portfolio's investments in high-yield securities expose it to a substantial degree of credit risk. Prices of high-yield securities can rise or fall dramatically in response to changes in the issuer's financial health. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

     Because investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default--that is, the nonpayment of issue and principal by the issue than higher-quality investments. The risk of loss due to default may also be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations, and therefore increase their risk of default.

     For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Portfolio may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Portfolio's ability to dispose of particular issues, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Portfolio to obtain market quotations based on actual trades for purposes of valuing its portfolio holdings. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

OPTIONS
-------

All Portfolios
--------------

     Writing Listed Covered Call Options. The Portfolios may write (sell) listed (exchange traded) covered call options and purchase listed options to close out options previously written. In writing covered call options, a Portfolio would expect to generate premium income, which should serve to enhance the Portfolio's total return and reduce the effect of any price decline of the optioned security or currency. Covered call options will generally be written on securities or currencies which, in the Advisor's opinion, are not expected to experience any major price increases in the near future but which, over the ong term, are deemed to be attractive investments.

     A call option gives the buyer the right to purchase a security or currency at a specified price (the exercise price), at expiration of the option (European options) or at any time until the expiration date of the option (American options). As long as the obligation of the writer of a call option continues, the buyer may require the seller to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the option, or such earlier time when the writer effects a closing transaction by purchasing an identical option. To secure the obligation to deliver the underlying security or currency, the option seller must deposit in escrow the underlying security or currency or other assets in accordance with the rules of the clearing corporation. The Portfolio will sell covered call options, only. This means that the Portfolio will own the security or currency subject to the option, or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the option it has sold, or will establish and maintain with its custodian for the term of the option, a segregated account consisting of cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to the market value of the optioned securities or currencies, and marked to market daily. A Portfolio will not write a covered call option if, as a result, the aggregate market value of all optioned portfolio securities or currencies and put option obligations exceeds 25% of the market value of the Portfolio's net assets.

     Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Portfolios' investment objectives. The Advisor believes writing covered call options is a conservative investment technique involving relatively little risk (in contrast to writing uncovered options), but capable of enhancing a Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase of the optioned security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. If a call option which the Fund has written expires, the Fund will realize income in the amount of the premium. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The premium received is the market value of an option. This value is established by market factors and ordinarily fluctuates from day to day. In determining whether a particular call option should be written on a particular security or currency, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, to permit the sale of the underlying security or currency, or to permit the Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect such closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold.

     Call options written by a Portfolio will normally have expiration dates of less than nine months from the date written. From time to time, a Portfolio may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

     A Portfolio will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

     Purchasing Listed Call Options. The Portfolios may purchase listed call options. As the holder of a call option, the Portfolio has the right to purchase the underlying security or currency, at the exercise price, at any time during the option period (American option) or at the expiration date of the option (European option). The Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased for the purpose of increasing current return, to avoid tax consequences which might reduce its current return, or to acquire the optioned securities or currencies.

     The purchase of a call option enables the Portfolio to acquire the optioned securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also enable a Portfolio to purchase a large block of securities or currencies that would be difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option and transaction costs.

     A Portfolio may also purchase call options on securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses. Purchasing call options entails the risk that the price of the optioned securities will not exceed the exercise price of the option in which case the option will expire without value.

     Purchasing Listed Put Options. The Portfolios may purchase listed put options. As the holder of a put option, the Portfolio has the right to sell the optioned security or currency at the exercise price at any time during the option period. A Portfolio may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Portfolio may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. Such an option would permit the Portfolio to sell the optioned security or currency at the exercise price regardless of any decline in the value of the security or currency. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

     A Portfolio may also purchase put options when it does not own the optioned security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction, in which case the Portfolio's profit or loss on the transaction will depend on whether the price it paid for the option exceeds the price it received on its sale (plus transaction costs).

     Dealer Options. The Portfolios may also buy and sell dealer options. Certain risks are specific to these options. While the Portfolio looks to a clearing corporation to exercise listed options, if a Portfolio were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio, as well as loss of the expected benefit of the transaction.

     Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Portfolio will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio sold the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree, and which the Advisor believes, will be capable of entering into closing transactions, there can be no assurance that a Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate the option securities or currency until the option expires or is exercised. In the event of insolvency of the contra party, the Portfolio may be unable to liquidate a dealer option. The inability to enter into a closing transaction may result in material losses to a Portfolio.

     Dealer options and the assets used to secure dealer options currently are considered illiquid securities. Accordingly, dealer options will be subject to the Portfolios' restriction that not more than 15% of the value of a Portfolio's assets may be invested in illiquid securities.

FUTURES CONTRACTS - ALL PORTFOLIOS
----------------------------------

     The Portfolios may enter into financial futures contracts, including stock index, interest rate and currency futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities or currencies at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies. The Portfolios will only buy and sell standardized contracts.

     Securities index futures contracts may be used to provide a hedge for a portion of a Portfolio's, as a cash management tool, or as an efficient way for the Advisor to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Portfolio may purchase or sell securities index futures with respect to any securities index whose movements are expected by the Advisor to have a significant correlation with movements in the prices of all or portions of the Portfolio's securities.

     Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio or protect the Portfolio from effects of currency fluctuations. In this regard, a Portfolio might sell interest rate futures as an offset (hedge) against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates. The Portfolios will engage in transactions in financial futures contracts and options thereon only for bona fide hedging, return enhancement and risk management purposes.

     Transactions in financial futures contracts, and options thereon, will be limited so that margin on transactions not considered hedging under the rules of the Commodities Futures Trading Corporation will not exceed 5% of a Portfolio's net assets. When a Portfolio has a long position in a futures contract or sells a put option on futures contracts or securities, it must establish a segregated account with its custodian bank containing cash or highly liquid, high quality debt securities in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Portfolio sells a call option on a futures contract, it must establish a segregated account with its custodian bank containing cash or highly liquid, short-term U.S. government securities in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option).

     Successful use of futures contracts for hedging purposes is subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in a market, the index or indices, securities or currencies on which the futures are written might advance and the value of securities or currencies held in the Portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its portfolio securities or currencies. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Portfolio's investments will tend to move in the same direction as the securities or currencies underlying the futures, which are intended to correlate to the price movements of the portfolio securities or currencies sought to be hedged. It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting securities or currencies held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those securities or currencies that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio had insufficient cash, it might have to sell securities or currencies to meet daily variation margin requirements. Such sales of securities or currencies might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Portfolio might have to sell securities or currencies at a time when it would be disadvantageous to do so.

     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in theunderlying stock index, security or currency due to market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Also, the margin requirements in the futures market are less than margin requirements in the securities markets; as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

CURRENCY SWAPS - ALL PORTFOLIOS
-------------------------------

     Currency swaps involve the negotiation by the Portfolio advisor with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of, the excess, if any, of a Portfolio's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis. A Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the other party to such a transaction, such Portfolio will have contractual remedies pursuant to the agreements related to the transactions.

INTEREST RATE TRANSACTIONS - ALL PORTFOLIOS
-------------------------------------------

     Each Portfolio that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio advisor anticipates purchasing at a later date. The Portfolio advisors do not intend to use these transactions in a speculative manner.

     Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

     A Portfolio advisor may enter into interest rate swaps, caps and floors either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap, cap and floor is accrued daily. A Portfolio advisor will not enter into an interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is then rated in the highest rating category of at least one nationally recognized rating organization. Penn Street will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

     In addition each Portfolio may invest up to 15% of the total market value inverse floaters (also known as residual interest bonds or "RIBS") to increase the Portfolio's duration and income. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed rate security. Changes in the interest rate on the specific fixed rate security inversely affect the residual interest paid on the inverse floaters; as interest rates rise, the inverse floater's interest rates decline. Their market value also can fall faster than securities similar to the specific fixed rate security. When interest rates fall, inverse floaters provide interest payments that are higher than securities similar to the to the fixed rate security. The market value of the inverse floater can also rise faster than securities similar to the fixed rate security. Therefore, owning inverse floaters creates a greater interest rate risk. In an effort to mitigate this effect when utilizing inverse floaters, the Portfolio also purchases fixed rate bonds, which are less volatile in price

     The use of interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio advisor incorrectly forecasts market values, interest rates and other applicable factors, the investment performance of a Portfolio would be adversely affected by the use of these investment techniques. Moreover, even if the Portfolio advisor is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate transaction defaults, a Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

     Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The-resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. The Portfolio advisors monitor the creditworthiness of the vendors with which the Portfolio enters into repurchase agreements. There is no percentage restriction on a Portfolio's ability to enter into repurchase agreements, other than as may be indicated under "Investment Objectives and Policies."

SHORT SALES - ALL PORTFOLIOS
----------------------------

     A short sale is effected by selling a security that a Portfolio does not own, or if the Portfolio does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment. All Portfolios may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Portfolio owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Portfolios may not make a short sale if as a result more than 10% of the Portfolio's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Certain special federal income tax considerations may apply to short sales entered into by a Portfolio.

LENDING PORTFOLIO SECURITIES - ALL PORTFOLIOS
---------------------------------------------

     For the purpose of realizing additional income, each Portfolio may make loans of securities amounting to not more than 33% of its total assets. Securities loans would be made to broker-dealers and financial institutions pursuant to agreements requiring the loans to be secured by collateral at least equal to the current value of the securities lent and "marked-to- market" on a daily basis. Collateral will consist of cash, U.S. or foreign securities, letters of credit or cash equivalents. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call a loan at any time. The Portfolio will not have the right to vote securities while they are on loan, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made after analysis of the pertinent facts by the Advisor when, in the judgment of the Advisor, the income from such loans would justify the risk.

REPURCHASE AGREEMENTS - ALL PORTFOLIOS
--------------------------------------

     The Portfolios may enter into repurchase agreements with banks or broker-dealers. Under the Investment Company Act of 1940, repurchase agreements are considered collateralized loans by the Portfolio to the seller, secured by the securities transferred to the Portfolio. Repurchase agreements will be fully collateralized by securities in which the Portfolios are authorized to invest. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Portfolio might experience delay or difficulty in recovering its cash. If, in the meantime, the value of the collateral had decreased, the Portfolio could experience a loss. The Fund considers repurchase agreements having a maturity of more than 7 days to be illiquid securities and they are subject to the Fund's policy that a Portfolio may not invest more than 15% of its net assets in illiquid securities.

FOREIGN CURRENCY TRANSACTIONS - ALL PORTFOLIOS
----------------------------------------------

     The Portfolios may engage in forward foreign currency transactions to settle foreign securities transactions and/or manage foreign currency risk. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract is agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged for trades.

     The Portfolios will generally enter into forward foreign currency exchange contracts in two circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to lock in the U.S. dollar price of the security, by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions. The Portfolio will be able to protect itself against a loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when the Advisor believes that the currency of a particular foreign country may suffer from, or enjoy, a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of one or more foreign currencies, approximating the value of some or all of the Portfolio's portfolio securities denominated in that foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency, in the Advisor's judgment, act as an effective proxy for the Portfolio's currency exposure. The prediction of short-term currency market movement is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. The Advisor will consider the effect a substantial commitment of Portfolio assets to forward contracts would have on the investment program of the Portfolio and the flexibility of the Portfolio to purchase additional securities. Other than as set forth above, and immediately below, the Portfolio also will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. The Portfolio, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's securities or other assets denominated in that currency provided the excess amount is covered by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospects for currencies will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     The yield of the Portfolio may be calculated by dividing the net investment income per share earned by the Portfolio during a 30 day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. The Portfolio's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

TAX EQUIVALENT YIELD
--------------------

     The tax equivalent yield may be calculated by dividing that portion of the Portfolio's yield as calculated above in the section entitled "Yield" that is tax-exempt by one (1) minus an assumed tax rate of 28% and adding the result of that calculation to the portion of the Portfolio's yield that is not tax-exempt.

MANAGEMENT OF THE FUND
----------------------

     The Fund is governed by a Board of Directors which is responsible for protecting the interests of shareholders. The Directors are experienced persons who meet throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance.

     The officers and directors of the Fund are listed below.

-------------------------------------------------------------------------------------------------------------------------
                      POSITION(S)      TERM OF OFFICE                                       NUMBER OF      OTHER
NAME, ADDRESS &       HELD WITH THE    & LENGTH OF        PRINCIPAL OCCUPATION(S) DURING    PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH         FUND             TIME SERVED        PAST 5 YEARS                      OVERSEEN       HELD
-------------------------------------------------------------------------------------------------------------------------
MR. JEFFRY H. KING    Interested       Each Director      Chairman of Quaker Securities,       Four        Director,
SR.                   Director,        serves for an      Inc., 1288 Valley Forge Road,                      Quaker
                      Chairman         indefinite         Suite 75, Valley Forge, Pa                      Securities,
1288 Valley Forge                      period of          19482, an institutional                        Inc. Director,
Road, Suite 75,                        time.  Mr. King    broker/dealer firm, since                      Quaker Funds,
Valley Forge, PA                       has been a         1990.  Shareholder and Chairman                Inc. Trustee,
19482                                  Director since     of the Board of Directors of                     The Quaker
                                       May, 2002          Quaker Funds, Inc., Valley                       Investment
(12-06-1942)                                              Forge, PA, an investment                           Trust.
                                                          advisory firm, since 1996.                      Director of
**(1)                                                                                                     Citco-Quaker
                                                                                                         Fund Services,
                                                                                                             Inc.,
                                                                                                          Citco-Quaker
                                                                                                         Fund Advisors,
                                                                                                            Inc. and
                                                                                                          Citco-Quaker
                                                                                                              Fund
                                                                                                         Distributors,
                                                                                                              Inc.
-------------------------------------------------------------------------------------------------------------------------
MR. DAVID D. JONES,   Interested       Each Director      President & CEO of Citco-Quaker      Four       Director of
ESQ.                  Director, Vice   serves for an      Fund Services, Inc., since                      Citco-Quaker
                      Chairman,        indefinite         March, 2001.  President and                    Fund Services,
1288 Valley Forge     Secretary        period of          controlling shareholder of                         Inc.,
Road, Suite 88,                        time.  Mr.         David Jones & Assoc., P.C., a                   Citco-Quaker
Valley Forge, PA                       Jones has been     law firm, from 01/98 to                        Fund Advisors,
19482                                  a Director         03/2001.  Executive Vice                          Inc. and
                                       since May, 2002.   President of Pauze Swanson                      Citco-Quaker
(09-18-1957)                                              Capital Management Co. an                           Fund
                                                          investment advisory firm, from                 Distributors,
                                                          06/96 to 01/98.  Mr. Jones                          Inc.
**(2)                                                     holds a B.A in economics from
                                                          the University of Texas at
                                                          Austin and a juris doctorate
                                                          degree, with honors, from Saint
                                                          Mary's University School of Law
                                                          in San Antonio, TX.  Mr. Jones
                                                          is a licensed attorney in the
                                                          State of Texas.
-------------------------------------------------------------------------------------------------------------------------
MR. JAMES R.          Independent      Each Director      Principal and Senior Insurance       Four       Independent
BRINTON               Director         serves for an      Broker for Robert J. McAllister                Trustee of The
                                       indefinite         Agency, Inc., 123 West                             Quaker
123 West Lancaster                     period of          Lancaster Avenue, Wayne PA                       Investment
Avenue, Wayne PA                       time.  Mr.         19087, a commercial insurance                      Trust.
19087                                  Brinton has        brokerage firm, since 1979.  BA
                                       been a Director    in business from Marietta
(07-03-1954)                           since May, 2002.   College; licensed as a property
                                                          and casualty broker and life,
                                                          accident and health agent.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                      POSITION(S)      TERM OF OFFICE                                       NUMBER OF      OTHER
NAME, ADDRESS &       HELD WITH THE    & LENGTH OF        PRINCIPAL OCCUPATION(S) DURING    PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH         FUND             TIME SERVED        PAST 5 YEARS                      OVERSEEN       HELD
-------------------------------------------------------------------------------------------------------------------------
MR. VINCENT P.        Independent      Each Director      Retired general practice             Four           None
SMALL                 Director         serves for an      partner for
                                       indefinite         PriceWaterhouseCoopers with 34
30 Valley Stream                       period of          years of diversified accounting
Parkway, Malvern,                      time.  Mr.         and audit experience.
PA  19482                              Small has          Extensive client experience and
                                       served as a        involvement in a number of
(01-09-1944)                           Director since     areas, including coordination
                                       the Fund's         with internal audit
                                       inception in       departments, merger and
                                       2000.              acquisition reviews, and
                                                          corporate restructurings.
-------------------------------------------------------------------------------------------------------------------------
MR. LEE G. FISHMAN    Independent      Each Director      Founder, CEO and President of        Four           None
                      Director         serves for an      BPM Group, Inc., 2, Merion
30 Valley Stream                       indefinite         Station, Pennsylvania, from
Parkway, Malvern,                      period of          1975 to 1999,. Mr. Fishman
PA  19482                              time.  Mr.         currently serves as a Venture
                                       Fishman has        Capitalist offering evaluation,
                                       served as a        due diligence and review of
(01-06-54)                             Director since     business plans for potential
                                       the Fund's         investment opportunities.
                                       inception in
                                       2000.
-------------------------------------------------------------------------------------------------------------------------
MR. RICHARD W.        Independent      Each Director      Principal with Hirtle Callaghan      Four           None
STEVENS               Director         serves for an      & Co., an investment advisory
                                       indefinite         firm, since 2001.  Principal
Five Tower Bridge,                     period of          with the Vanguard Group, High
Suite 500                              time.  Mr.         Net Worth Services Group, from
300 Barr Harbor                        Brinton has        1995 to 2001.  Partner with
Drive                                  been a Director    Price Waterhouse and  had his
West Conshohocken,                     since May, 2002.   own law practice.  B.A. in
PA  19428                                                 economics from Lafayette
                                                          College, Juris Doctorate from
(09-18-1956)                                              Rutgers University School of
                                                          Law, and L.L.M. (Masters in
                                                          Taxation) from Villanova School
                                                          of Law.
-------------------------------------------------------------------------------------------------------------------------
MR. C. GARRETT        Independent      Each Director      Chief Operating Officer, DG          Four           None
WILLIAMS              Director         serves for an      Capital Management, Inc.,
                                       indefinite         Boston, MA, an investment
1288 Valley Forge                      period of          advisory firm, since 2001.
Road, Suite 88                         time.  Mr.         Senior Vice President- Client
Valley Forge ,PA                       Williams has       Services, Fidelity management
19482                                  been a Director    Trust Company, Boston, MA, from
                                       since May, 2002.   1997 to 2001.  Over 25 years
(12-12-1954)                                              investment industry
                                                          experience.  BA degree in
                                                          economics from Gettysburg
                                                          College, Gettysburg, PA.
-------------------------------------------------------------------------------------------------------------------------
MR. EDMUND B. PYLE,   Independent      Each Director      Partner in the law firm of Pyle      Four           None
III, ESQ.             Director         serves for an      and Mocha since January, 1989.
                                       indefinite         Temple University School of
340 Jug Hollow                         period of          Law, Juris Doctorate, 1986.
Road, Phoenixville,                    time.  Mr.         Rensselar Polytechnic
PA  19460                              Brinton has        Institute, completed PhD
                                       been a Director    coursework, 1969. University of
(03-18-1940)                           since May, 2002.   Arizona, MS in mechanical
                                                          engineering, 1964. Worcester
                                                          Polytechnic Institute, BS, 1962.
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Jeffry H. King, Sr. is considered an "interested person" because he is a director and shareholder of Citco-Quaker Fund Services, Inc., the administrator to the Fund. Because Citco-Quaker Fund Advisors, Inc., the proposed new master investment adviser to each Portfolio of the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. King is also an indirect shareholder of Citco-Quaker Fund Advisors, Inc.
(2) Mr. David D. Jones is considered an "interested person" because he is an executive officer and shareholder of Citco-Quaker Fund Services, Inc., the administrator to the Fund. Because Citco-Quaker Fund Advisors, Inc., the proposed new master investment adviser to each Portfolio of the Fund, is a wholly-owned subsidiary of Citco-Quaker Fund Services, Inc., Mr. Jones is also an indirect shareholder of Citco-Quaker Fund Advisors, Inc.

The Board met four times during the Fund's most recently completed fiscal year. Each then current Director attended 75% or more of the respective meetings of the Board and the committees of which he/she was a member that were held during that period.

The Fund pays Directors who are not interested persons of the Fund fees for each Board meeting and committee meeting attended, plus expense reimbursement. As reflected above, certain of the Directors are officers and/or shareholders in various entities that provide services to the Fund and are therefore considered to be "interested persons" as defined in the 1940 Act. Directors who are "interested persons" as defined under the 1940 Act receive no compensation from the Fund for their services as Directors.

The table below shows, for each Director entitled to receive compensation from the Fund, the aggregate compensation paid or accrued by the Fund for its fiscal year ending October 31, 2001 and the total compensation that the Fund paid to each Director from October 31, 2001 to April 15, 2002.

--------------------------------------------------------------------------------
 NAME OF DIRECTOR                       COMPENSATION PAID BY THE FUND
--------------------------------------------------------------------------------
                               Fiscal Year Ending           Period Oct. 31, 2001
                               October 31, 2001             to Feb.28, 2002
--------------------------------------------------------------------------------
Vincent P. Small                     $2000                          $500
--------------------------------------------------------------------------------
Lee Fishman                          $2000                          $500
--------------------------------------------------------------------------------
Michael Guillfoile*                  $2000                          $500
--------------------------------------------------------------------------------

*Mr. Guillfile resigned from the Board in May, 2002.

The Fund currently does not pay pension or retirement benefits to its directors, nor does the Fund have standing audit, nominating or compensation committees.

OFFICERS. Information about the executive officers of the Fund, with their respective dates of birth and terms as officers, is set forth below.

-------------------------------------------------------------------------------------------------------------------------
                      POSITION(S)      TERM OF OFFICE                                       NUMBER OF      OTHER
NAME, ADDRESS &       HELD WITH THE    & LENGTH OF        PRINCIPAL OCCUPATION(S) DURING    PORTFOLIOS     DIRECTORSHIPS
DATE OF BIRTH         FUND             TIME SERVED        PAST 5 YEARS                      OVERSEEN       HELD
-------------------------------------------------------------------------------------------------------------------------
MR. G. MICHAEL        President,       Mr. Mara has       Managing Director and President,     Four        Independent
MARA                  Treasurer        served as the      Millennium Capital Advisors,                    Trustee of The
                                       Fund's President   Inc., 30 Valley Stream Parkway,                     Quaker
30 Valley Stream                       since its          Malvern, PA 19355, an asset                       Investment
Parkway, Malvern,                      inception in       management firm, since 2000.                        Trust.
PA  19355                              2000.              Previously principal, Vanguard
                                                          Fiduciary Trust Company, The
(05-05-1955)                                              Vanguard Group, Valley Forge,
                                                          PA, from 1997 to 1999. District
                                                          Manager and Senior Vice
                                                          President, Merrill Lynch Trust
                                                          Company, 1995 to 1997. Served
                                                          in various increasingly
                                                          responsible roles within
                                                          Merrill Lynch from 1986 to 1997.
                                                          U.S. Army Intelligence and
                                                          Security Command in Augsburg,
                                                          Germany from 1976-1980. MBA in
                                                          management from The American
                                                          University, Washington, DC; BA
                                                          in Business Communications from
                                                          Emerson College, Boston, MA
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
MR. PAUL GIORGIO      Treasurer and    Mr. Giorgio has    Chief Financial Officer, Citco-      Four            None
                      Chief            served as          Quaker Fund Services, Inc.,
1288 Valley Forge     Accounting       Treasurer to the   since May, 2001.  Chief
Road, Suite 88,       Officer          Fund since May,    Financial Officer, Quaker
Valey Forge, PA                        2002               Securities, Inc., from 2000 to
19482                                                     2001. Chief Financial Officer,
                                                          Declaration Service Company,
(09-26-72)                                                from 1997 to 2001
-------------------------------------------------------------------------------------------------------------------------

The officers of the Fund are elected by the Board of the Fund at an annual or other meeting of the Board to serve until their successors are elected and qualified. Officer of the fund serve without compensation.

SHAREHOLDINGS
-------------

As of September 30, 2002, no current Director or nominee owned in excess of 5% of the total outstanding shares of any Fund except as shown below.

--------------------------------------------------------------------------------
                                                    AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES OVERSEEN
                                                    OR TO BE OVERSEEN WITHIN THE
                           DOLLAR RANGE OF EQUITY   SAME FAMILY OF INVESTMENT
NAME OF DIRECTOR/NOMINEE   SECURITIES IN THE FUND   COMPANIES AS THE FUND
--------------------------------------------------------------------------------
Mr. David D. Jones                  None                        None
Mr. Jeffry H. King, Sr.             None                        None
Mr. James R. Brinton                None                        None
Mr. Vincent P. Small                None                        None
Mr. Richard W. Stevens              None                        None
Mr. C. Garrett Williams             None                        None
Mr. Edmund Pyle                     None                        None
Mr. Lee Fishman                     None                        None
--------------------------------------------------------------------------------

As of September 30, 2002, the Directors, as a group, owned beneficially more than five percent of the following Funds:

--------------------------------------------------------------------------------
NAME OF FUND                                      PERCENTAGE OWNERSHIP BY
                                                  DIRECTORS IN THE AGGREGATE
--------------------------------------------------------------------------------
Cumberland Taxable Income                         > 5.00%
--------------------------------------------------------------------------------
Penn Street Advisors Sector Rotational            > 5.00%
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------

For the Fund's current fiscal year which will end on October31, 2002, the Fund has selected Briggs, Bunting & Dougherty to serve as the Fund's principal independent accountant. Beard Miller served as the Fund's principal independent accountant for the Fund's previously completed fiscal year.

The following table sets forth the fees paid to Beard Miller for the Fund's most recent fiscal year ended October 31, 2001.

--------------------------------------------------------------------------------
                            FINANCIAL INFORMATION SYSTEMS
          AUDIT FEES          DESIGN AND IMPLEMENTATION          ALL OTHER FEES
--------------------------------------------------------------------------------
          $10,00.00                    $0.00                          $0.00
--------------------------------------------------------------------------------

At a meeting held on December 14, 2001, the Board of Directors of the Fund considered the independence of Beard Miller, received a letter from Beard Miler attesting to its independence, and, after full deliberation, reached the conclusion that fees paid to Beard Miller were solely for services rendered to the Fund in its capacity as an independent auditor.

CODE OF ETHICS
--------------

     The Penn Street Fund and each of the Portfolio's investment advisors have adopted a Code of Ethics (the "Code") as required by Rule 17J-1 of the Investment Company Act of 1940. The Code requires that no partner, officer or employee ("Covered Person") shall purchase or sell, directly or indirectly, any security, or right, warrant or option for such security, in which he or she has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership and (i) which to his or her actual knowledge is then being considered for purchase or sale, or is being purchased or sold (including a security subject to a pending buy or sell order) by a Portfolio for a Client Account or
(ii) which is listed on the then current Schedule of Securities. This prohibition shall apply to Covered Persons who are portfolio managers and securities analysts for seven calendar days before and after a Client Account he or she manages or serves trades in such security.

INVESTMENT MANAGEMENT SERVICES
------------------------------

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Portfolios.

GENERAL ADVISOR DUTIES
----------------------

The Investment Advisor and Sub-Advisors supervise and implement the investment activities of the Portfolios, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of each Sub-Advisor under its Advisory Agreement is the selection of brokers and dealers through whom transactions in the Portfolios' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor shall not be liable for any loss suffered by the Portfolio or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and each Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Company who are not "interested persons" of the Portfolios or the Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Company.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal year ended October 31, 2001, the portfolios paid the following investment advisory fees:

McGlinn             $ 8,248
PSA Sector          $15,383
Baldwin             $ 2,739
Cumberland          $ 5,373

SALE OF FUND SHARES
-------------------

     The Fund makes a continuous offering of its shares, but retains the right to reject any offer to purchase its shares.

     The net asset value per share of each Portfolio is calculated as of the close of trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the Fund does not accept purchase or redemption orders on these days.

     Trading in securities owned by the Portfolios may take place in various foreign markets on days (such as Saturday) when the Fund is not open for business and does not calculate the net asset value of the Portfolios. Events affecting the values of foreign portfolio securities that occur after the markets for these securities are closed but before the time the Portfolios' net asset values are calculated will not be reflected in the Portfolios' net asset values unless the Advisor, in accordance with policies adopted by the Board of Directors, determines that the particular event should be taken into account in computing the Portfolio's net asset value, in which case the affected securities would be valued in good faith, at fair value.

     Determination of net asset value (and the offering and redemption price of shares) of the Portfolios may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted (c) an emergency exists as a result of which disposal of securities owned by a Portfolio is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or (d) when the SEC may, by order, permit for the protection of a Portfolio's shareholders.

DISTRIBUTION
------------

     The Board of Directors of the Fund and stockholders of each Portfolio approved a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") which provides for payment by each Portfolio of expenses related to the distribution of Fund shares and shareholder services. Under the Plan each Portfolio is authorized to make monthly payments of .00021% of 1% of the net asset value of the Portfolio (.25% on an annual basis) based on the net asset value of the Portfolio. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

     The Plan remains in effect until October 31, 2001 and may be continued with respect to either Portfolio for one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Disinterested Directors of the Company, at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to any Portfolio at any time, without penalty, by a vote of a majority of the Company's disinterested directors, or by vote of a majority of the outstanding voting securities of the affected Portfolio. The Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the

Investment Company Act of 1940. Also while the Plan remains in effect the nomination of the Disinterested Directors of the Fund is committed to the discretion of such Directors.

     The Board of Directors believes there is a reasonable likelihood that the Plan will benefit the Portfolios and their shareholders by promoting the sale of shares and encouraging the retention of shares by holders. The benefits that would accrue to the Portfolios by an increase in the level of sales of shares are an enhanced ability to expand investment opportunities with increased cash and certain costs of operation would be decreased in proportion to the size of the Portfolio. For the fiscal year ended October 31, 2001, the Portfolios incurred the following 12b-1 fees:

McGlinn             $1,682
PAS Sector          $3,277
Baldwin             $  688
Cumberland          $1,929

TAX STATUS
----------

     Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). In order to so qualify, a Portfolio must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

     Provided each of the Portfolios qualifies for treatment as a regulated investment company, they will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of any Portfolio's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year, plus 98% of its capital gain net income recognized during the one-year period ending on October 31, plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues interest or other receivables or accrues expenses or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities, are generally treated as ordinary income or loss. Similarly, a portion of the gains or losses realized on disposition of debt securities denominated in a foreign currency may also be treated as ordinary gain or loss. These gains, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders, rather than increasing or decreasing the amount of the Portfolio's capital gains or losses.

     When a Portfolio writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Portfolio's assets and liabilities as an asset and as an equivalent liability.

     In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has written expires on its stipulated expiration date, the Portfolio recognizes a short-term capital gain. If a Portfolio enters into a closing purchase transaction with respect to an option which the Portfolio has written, the Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     The premium paid by a Portfolio for the purchase of a put option is recorded in the Portfolio's statement of assets and liabilities as an investment and is subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized loss. The current market value of a listed option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Portfolio has purchased expires on the stipulated expiration date, the Portfolio realizes a capital loss for federal income tax purposes equal to the cost of the option. If a Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out an option on an index future will result in a realized gain or loss for tax purposes. Such options held by a Portfolio at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss. Certain options, futures contracts and options on futures contracts utilized by the Portfolios will be "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     Dividends eligible for designation under the dividends received deduction and paid by a Portfolio will qualify in part for the 70% dividends received deduction for corporations provided, that the Portfolio shares have been held for at least 45 days.

     The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains and the portion of its dividends which may qualify for the 70% deduction.

     It is expected that certain dividends and interest received by the Portfolios will be subject to foreign withholding taxes. If more than 50% in value of the total assets of a Portfolio at the close of any taxable year consists of stocks or securities of foreign corporations, such fund may elect to treat any foreign taxes paid by it as if paid by its shareowners. The Portfolios will notify shareowners in writing each year whether they have made the election and the amount of foreign taxes it has elected to have treated as paid by the shareowners. If they make the election, its shareowners will be required to include in gross income their proportionate share of the amount of foreign taxes paid by the Portfolios and will be entitled to claim either a credit or deduction for their share of the taxes in computing their U.S. federal income tax subject to certain limitations. No deduction for foreign taxes may be claimed by shareowners who do not itemize deductions.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareowner's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of each Portfolio's income flows through to its shareowners. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of foreign tax credit) such as foreign source passive income received from the respective Portfolio. Because of changes made by the Code, shareowners may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolios.

     Shareholders may be subject to a 31% withholding tax on the dividends, distributions and redemption payments ("back-up withholding") if their certified taxpayer identification number is not on file with the Fund or if, to the Fund's knowledge, the shareholder has furnished an incorrect number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time and retroactively.

     Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes as well as the application of the foreign tax credit.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

PORTFOLIO TRANSACTIONS
----------------------

Decisions to buy and sell securities for the Portfolios are made by the Advisor or Sub-Advisor. In placing purchase and sale orders for portfolio securities for the Portfolios, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. A Portfolio may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Portfolio's brokerage may be used to pay for a research service that is used in managing another client of the Advisor.

The Advisor may purchase or sell portfolio securities on behalf of the Portfolio in agency or principal transactions. In agency transactions, the Portfolio generally pays brokerage commissions. In principal transactions, the Portfolio generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor feels that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Portfolio with orders placed on behalf of any other fund or private account managed by the Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Portfolios, the Advisor, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Portfolio's Advisors. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Advisors in securities held or to be acquired by the Portfolio, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

The  Advisor  or   Sub-Advisor   may  execute   trades  for  a  Portfolio   with
broker/dealers that are affiliated with the Portfolio and/or officers and directors of the Company. These affiliated broker/dealers would receive commissions from such trades and such commissions may be used as part of a compensation package to its employees who may also be affiliated with the Fund. The Company has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

CUSTODIAN
---------

Millennium Bank (the "Custodian"), 30 Valley Stream Parkway, Malvern, PA 19482, serves as custodian for the Portfolios' assets. The Custodian acts as the depository for the Portfolios, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Portfolio 's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Portfolios an annual fee based on the average net assets of the Portfolio held by the Custodian.

For the fiscal year ended October 31, 2001, the custodian received fees as follows

McGlinn             $3,631
PSA Sector          $9,194
Baldwin             $2,014
Cumberland          $2,594

TRANSFER AGENT
--------------

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Portfolio's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the authority of the Board of Directors, provides transfer agency services pursuant to a written agreement with the Company. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Company, the Portfolios pay CQFS an annual fee, paid monthly, based on the aggregate average net assets of the portfolios, as determined by valuations made as of the close of each business day of the month. Each Portfolio is charged its pro rata share of such expenses. Prior to September 30, 2001, East Coast Consultants served as transfer agent to the Company.

                                 ADMINISTRATION

CQFS also acts as administrator to the Company pursuant to a written agreement with the Company. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Company, the Portfolios pay CQFS an annual fee, paid monthly, based on the aggregate average net assets of the Portfolios, as determined by valuations made as of the close of each business day of the month. Each Portfolio is charged its pro rata share of such expenses. Prior to September 30, 2001, East Coast Consultants served as Administrator to the Company.

For the fiscal year ended October 31, 2001, the Portfolios paid transfer agent/administrative fees as follows:

McGlinn             $ 8,247
PSA Sector          $15,483
Baldwin             $ 2,973
Cumberland          $ 8,831

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of each Portfolio's shares pursuant to a written agreement with the Company ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to September 30, 2001, East Coast Consultants, served as principal underwriter to the Company.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of each Portfolio's shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Portfolios, CQFD is paid an annual fixed of $12,000 fee by the Company.

INDEPENDENT ACCOUNTANTS
-----------------------

The firm of Briggs, Bunting & Dougherty, serves as independent accountants for the Portfolios, and will audit the annual financial statements of the Portfolios, prepare the Portfolios' federal and state tax returns, and consult with the Portfolios on matters of accounting and federal and state income taxation.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.
-------------------

     (a) Articles of Incorporation - Previously filed on Form N-1A on July 28, 1995 and incorporated herein by reference
     (b) By-Laws - Previously filed on Form N-1A on July 28, 1995 and incorporated herein by reference
     (c)  Not Applicable
     (d)  Investment Advisory Agreements:
          (1) Investment Advisory Agreement between Registrant and Citco-Quaker Fund Advisors, Inc.- - Incorporated by reference to the Company's Definitive Proxy, dated May 23, 2002.
          (2) Sub-Advisory Agreement with McGlinn. Capital Management, Inc.- - Incorporated by reference to the Company's Definitive Proxy, dated May 23, 2002.
          (3) Sub-Advisory Agreement with Cumberland Advisors, Inc..- - Incorporated by reference to the Company's Definitive Proxy, dated May 23, 2002.
          (4)  Sub-Advisory Agreement with Baldwin Investment Management,  LLC.-
               - Incorporated by reference to the Company's Definitive Proxy, dated May 23, 2002.
     (e)  Distribution Agreements:
          (1) Form of Distribution Agreement between Registrant and Citco-Quaker Fund Distributors, Inc.- filed herein as Exhibit 23E
     (f)  Not Applicable
     (g) Custodian Agreement - Incorporated by reference; previously filed with Post-effective amendment # 3/ 4 to Registration Statement on Form N-1A on 2/28/97
     (h)  Other Material Contracts -
          (1) Form of Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - filed herein as Exhibit 23H.
     (i) Opinion and Consent of Counsel - previously filed on February 7, 2002 as an Exhibit to post-effective amendment # 4/5 to registration statement on Form N-1A, and incorporated herein by reference.
     (j)  Other Opinions - Not Applicable
     (k)  Not Applicable
     (l)  Not Applicable
     (m)  Rule 12b-1 Plans:
          1. Plan of Distribution under Rule 12b-1 -previously filed on February 28, 1997 and incorporated by reference herein.
     (n)  Financial Data Schedule - Not Applicable
     (o)  Rule 18f-3 Plan - Not applicable
     (p)  Code of Ethics-
          (1) Code of Ethics for Registrant--previously filed as an exhibit to post-effective amendment # 7/8 on 05/07/2001 and incorporated herein by reference
          (2) Code of Ethics for Citco-Quaker Fund Advisors, Inc.--filed herein as Exhibit 23P(2)
          (3) Code of Ethics for Citco-Quaker Fund Distributors, Inc.--filed herein as Exhibit 23P(3)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-----------------------------------------------------------------------

          None.

ITEM 25.  INDEMNIFICATION
-------------------------

     Section  1  of  Article  XI  of  the  Registrant's   By-Laws  provides  for
indemnification, as set forth below.

     With  respect to the  indemnification  of the  Officers  and  Directors  of
Registrant:

     (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

     (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
-------------------------------------------------------------------

     See the Statement of Additional Information section entitled "Management of the Fund" for the activities and affiliations of the officers and directors of the Investment Advisors of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisors currently serve as investment advisors to numerous institutional and individual clients

ITEM 27.  PRINCIPAL UNDERWRITERS.
---------------------------------

     (a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for Registrant's shares. As such, CQFD is obligated to offer shares of the Portfolios only upon orders received therefor. The Portfolios continuously offer shares. CQFD serves as underwriter or distributor for other investment companies. Prior to September 30, 2001, East Coast Consultants served as underwriter and distributor for Registrant. For Registrant's fiscal year ending October 31. 2001, East Coat Consultants received $0.00 in aggregate underwriting fees.
     (b) No control person of CQFD other than as set forth in the Statement of Additional information under the Section entitled "Management of the Fund"..
     (c)  Not applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
-------------------------------------------

     All account books and records not normally held by Millennium Bank, 30 Great Valley Parkway, Malvern, PA 19482, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant Citco-Quaker Fund Advisors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482.

ITEM 29.  MANAGEMENT SERVICES.
------------------------------

     The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco-Quaker Fund Services, Inc. are discussed in Part B hereof.

ITEM 30.  UNDERTAKINGS.
-----------------------

     The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, State of Pennsylvania on the 7th day of October, 2002.

     PENN STREET FUND, INC.
     By: /s/ G. Michael Mara
         -------------------
         President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Jeffry H. King                                               October 7, 2002
---------------------------------------------------
Jeffry H. King, Sr., Director And Chairman


/s/ David D. Jones                                               October 7, 2002
---------------------------------------------------
David D. Jones, Director, Vice Chairman & Secretary


/s/ Edmund Pyle, Esq.                                            October 7, 2002
---------------------------------------------------
Edmund Pyle, Esq., Director


/s/ Vincent Small                                                October 7, 2002
---------------------------------------------------
Vincent Small, Director


/s/ James R. Brinton                                             October 7, 2002
---------------------------------------------------
James R. Brinton, Director


/s/ Lee Fishman                                                  October 7, 2002
---------------------------------------------------
Lee Fishman, Director


/s/ Richard Stevens                                              October 7, 2002
---------------------------------------------------
Richard Stevens, Director


/s/ C. Garrett Williams                                          October 7, 2002
---------------------------------------------------
C. Garrett Williams, Director


/s/ Paul Giorgio                                                 October 7, 2002
---------------------------------------------------
Paul Giorgio, Treasurer & Chief Accounting Officer

Exhibit Index

Exhibit 23E-        Form of Distribution Agreement
Exhibit 23H-        Form of Mutual Fund Servicing Agreement
Exhibit 23P(2)      Code of Ethics of Citco-Quaker Fund Advisors, Inc.
Exhibit 23P(3)      Code of Ethics of Citco-Quaker Fund Distributors, Inc.

--------------------------------------------------------------------------------